Putnam
Balanced
Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

9-30-98


[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The Trustees of Putnam Balanced Fund are pleased to present you with this annual report for the year ended September 30, 1998. The fund remains incubated, meaning that it is only open to Putnam employees and their families who are Massachusetts residents. During the year, we were pleased to welcome James Prusko as the manager of the fund's fixed-income portion. Jim has been managing fixed-income funds at Putnam since 1995 and has more than seven years of experience in fixed-income investing as well as a previous background in engineering. David J. Santos continued to manage the equity portion of the portfolio.

In an unusually volatile year for U.S. financial markets, your fund provided solid relative performance, posting a return of 12.18% at net asset value (5.70% at public offering price). As always, the balance of stocks and bonds provided beneficial diversification. Several episodes of volatility rocked U.S. stocks, but amid this turmoil, the fund's assortment of bonds lent stability. For complete performance information, please turn to the performance summary that begins on page 5 of this report.

At the beginning of the fiscal period, bonds helped to offset swings in the stock market caused by the Asian financial crisis. Between October 1997 and January 1998, U.S. stocks wavered as investors reacted to worries that the loss of export markets in Asia could harm growth rates at home. Amid the uncertainty, however, nervous global investors turned to bonds in a classic flight to safety. Although Treasury bonds had the strongest rally, the investment-grade corporate and mortgage-backed bonds that make up the majority of your fund's fixed-income holdings also performed well.

The fund's equity strategy proved to be quite timely during a year of recurring fears that Asia's recession could spread to other regions. As we have discussed in previous reports, the equity portion of the portfolio invests in large-capitalization growth companies from a diverse array of industries. The quality these companies have historically shared is an ability to maintain a high rate of earnings growth in both weak and strong economic conditions. Most have popular products, extensive distribution networks, and strong executive leadership. In the 1998 fiscal period, large companies with above-average growth of earnings posted some of the greatest gains in the market, and this has generally been the case since 1995.

Nevertheless, every stock is subject to the volatility of the overall market, and as the fiscal year drew to a close, even growth stocks succumbed to another bout of volatility. The most recent turbulence was sparked by the financial crisis in Russia and a subsequent loss of confidence in Latin America. It might seem strange that these international factors could affect U.S. stocks to such a degree, but many large U.S. companies have extensive overseas operations. Furthermore, global investor sentiment underwent a sudden change when Russia defaulted on its debt payments to international lenders. Fearing a short-term loss of liquidity in global markets, many investors began to sell stocks they had favored all year.

Fortunately David had concentrated your fund's equity holdings in sectors that proved able to weather the late summer squalls in relatively good form. The fund had underweight positions in international financial companies hit by trading losses in Russia and Latin America and had also shied away from consumer products companies that fell on concerns of slower consumer spending. Instead, the equity portfolio favored large pharmaceuticals and telecommunications companies, which experienced relatively smaller declines.

The fixed-income portion also served to anchor the fund in late summer, though it also encountered some difficulties. High-yield corporate bonds experienced the same setback as the stock market, since investors' sudden risk aversion prompted them to sell bonds with lower credit qualities. Fortunately the fund's fixed-income strategy habitually positions less than 20% of income holdings in high-yield bonds. The more than 60% of the fund's fixed-income portfolio that was invested in the government, mortgage-backed, and investment-grade corporate sectors served to offset the high-yield decline. In David's and Jim's opinions, the high-yield holdings remain attractive because economic forecasts point to a continuing expansion.

[GRAPHIC OMITTED: horizontal bar chart of TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Insurance
and finance         10.3%

Pharmaceuticals     10.0%

Retail               8.1%

Computer services
and software         7.4%

Business equipment
and services         6.3%

Footnote reads:
*Based on net assets as of 9/30/98. Holdings will vary over time.


At the very end of the fiscal year, bonds and the economy received a boost when the Federal Reserve Board decided on September 29, 1998, to reduce short-term interest rates. The Fed followed with an additional cut after the fiscal period ended. The Fed's actions eased a temporary credit crunch and sent a reassuring message for the months ahead. As the fund enters its 1999 fiscal year, its balance of stocks and bonds remains well positioned should business and consumer spending slow or, as we consider more likely, should the economy keep expanding at a moderate pace. In any climate, a portfolio of well-established growth stocks and bonds together should serve to counteract many potential investment risks.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 9/30/98, there is no guarantee the fund will continue to hold these securities in the future.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
November 18, 1998



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Balanced Fund is designed for investors seeking capital growth and current income through a portfolio of core-growth stocks and fixed-income securities.

TOTAL RETURN FOR PERIODS ENDED 9/30/98
(inception date 1/3/95)
                                                NAV            POP
-----------------------------------------------------------------------
1 year                                         12.18%         5.70%
-----------------------------------------------------------------------
Life of fund                                   99.69         88.18
Annual average                                 20.31         18.42
-----------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 9/30/98

                                            Lehman Bros.
                            S&P 500         Govt./Corp.     Consumer
                             Index           Bond Index    Price Index
-----------------------------------------------------------------------
1 year                         9.05%           12.84%         1.36%
-----------------------------------------------------------------------
Life of fund                 139.15            47.24          9.15
Annual average                26.19            10.87          2.36
-----------------------------------------------------------------------

Past performance is no assurance of future results. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. POP assumes 5.75% maximum sales charge. Performance data reflect an expense limitation currently or previously in effect. Without the expense limitation the fund's total return would have been lower.

This performance information does not reflect any market volatility that may have occurred since the date of the information. As a result, more recent returns may be more or less than those shown.

PRICE AND DISTRIBUTION INFORMATION
12 months ended 9/30/98

-----------------------------------------------------------------
Distributions (number)        1
-----------------------------------------------------------------
Income                     $0.251
-----------------------------------------------------------------
Capital gains
-----------------------------------------------------------------
Long-term                   0.554
-----------------------------------------------------------------
Short-term                  0.447
-----------------------------------------------------------------
 Total                     $1.252
-----------------------------------------------------------------
Share value:       NAV                 POP
-----------------------------------------------------------------
9/30/97          $11.90              $12.63
-----------------------------------------------------------------
9/30/98           11.92               12.65
-----------------------------------------------------------------



[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of
a $10,000 investment since
1/3/95

             Fund's class A       S&P      Lehman Bros.   Consumer Price
Date         shares at POP     500 Index  Gov't./Corp Index  Index

1/3/95           9,424          10,000        10,000        10,000
3/31/95         10,166          10,974        10,498        10,114
9/30/95         11,707          12,977        11,393        10,234
3/31/96         12,598          14,496        11,645        10,401
9/30/96         13,465          15,615        11,906        10,542
3/31/97         13,369          17,371        12,164        10,688
9/30/97         16,775          21,932        13,049        10,768
3/31/98         19,007          25,709        13,671        10,835
9/30/98        $18,818         $23,915       $14,724       $10,915

Footnote reads:
Past performance is no assurance of future results.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge.

COMPARATIVE BENCHMARKS

Standard & Poor's 500 Index* is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance.

Lehman Brothers Government/Corporate Bond Index* is an unmanaged list of publicly issued U.S. Treasury obligations and corporate debt securities.

Consumer Price Index (CPI)* is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



Report of independent accountants

To the Trustees of Putnam Investment Funds and
Shareholders of Putnam Balanced Fund
(a series of Putnam Investment Funds)

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Balanced Fund (the "fund") at September 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at September 30, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 9, 1998




Portfolio of investments owned
September 30, 1998

COMMON STOCKS (56.0%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Biotechnology (0.7%)
--------------------------------------------------------------------------------------------------------------------------
                500  Quintiles Transnational Corp. (NON)                                                     $      21,875

Broadcasting (0.7%)
--------------------------------------------------------------------------------------------------------------------------
                600  Tele-Communications, Inc. Class A (NON)                                                        23,475

Business Equipment and Services (6.3%)
--------------------------------------------------------------------------------------------------------------------------
                500  BMC Software, Inc. (NON)                                                                       30,031
                825  Cisco Systems, Inc. (NON)                                                                      50,995
                600  Compaq Computer Corp.                                                                          18,975
                300  Computer Sciences Corp.                                                                        16,350
                400  EMC Corp. (NON)                                                                                22,875
              1,000  FORE Systems, Inc. (NON)                                                                       16,625
                700  MediaOne Group Inc. (NON)                                                                      31,106
                700  PLATINUM Technology, Inc. (NON)                                                                12,600
                                                                                                            --------------
                                                                                                                   199,557

Computer Services and Software (6.9%)
--------------------------------------------------------------------------------------------------------------------------
                400  Compuware Corp. (NON)                                                                          23,550
                400  Dell Computer Corp. (NON)                                                                      26,300
                800  HBO & Co.                                                                                      23,100
                200  IBM Corp.                                                                                      25,600
                700  Microsoft Corp. (NON)                                                                          77,044
                500  PeopleSoft, Inc. (NON)                                                                         16,313
                450  VERITAS Software Corp. (NON)                                                                   24,863
                                                                                                            --------------
                                                                                                                   216,770

Conglomerates (2.8%)
--------------------------------------------------------------------------------------------------------------------------
              1,100  General Electric Co.                                                                           87,519

Consumer Non Durables (2.4%)
--------------------------------------------------------------------------------------------------------------------------
                200  Clorox Co.                                                                                     16,500
                200  Colgate-Palmolive Co.                                                                          13,700
                600  Philip Morris Cos., Inc.                                                                       27,638
                400  Tommy Hilfiger Corp. (NON)                                                                     16,400
                                                                                                            --------------
                                                                                                                    74,238

Consumer Related (0.4%)
--------------------------------------------------------------------------------------------------------------------------
                400  Lowe's Cos., Inc.                                                                              12,725

Consumer Services (2.0%)
--------------------------------------------------------------------------------------------------------------------------
                100  America Online, Inc.                                                                           11,125
                400  Cablevision Systems Corp. Class A (NON)                                                        17,275
                300  Interpublic Group Cos. Inc.                                                                    16,181
                900  The ServiceMaster Co.                                                                          19,688
                                                                                                            --------------
                                                                                                                    64,269

Electronics and Electrical Equipment (1.6%)
--------------------------------------------------------------------------------------------------------------------------
                600  Intel Corp.                                                                                    51,450

Entertainment (1.3%)
--------------------------------------------------------------------------------------------------------------------------
                200  Time Warner, Inc.                                                                              17,513
                400  Viacom, Inc. Class B (NON)                                                                     23,200
                                                                                                            --------------
                                                                                                                    40,713

Environmental Control (0.8%)
--------------------------------------------------------------------------------------------------------------------------
                500  Waste Management, Inc.                                                                         24,031

Health Care (1.4%)
--------------------------------------------------------------------------------------------------------------------------
                100  Abbott Laboratories                                                                             4,365
                300  Cardinal Health, Inc.                                                                          30,975
                700  HEALTHSOUTH Corp. (NON)                                                                         7,394
                                                                                                            --------------
                                                                                                                    42,734

Insurance and Finance (4.7%)
--------------------------------------------------------------------------------------------------------------------------
                300  American International Group, Inc.                                                             23,100
                300  Associates First Capital Corp.                                                                 19,575
                400  Federal National Mortgage Association                                                          25,700
                500  Federal Home Loan Mortgage Corp.                                                               24,719
                200  Firstar Corp.                                                                                  10,125
                500  Southtrust Corp.                                                                               17,469
                200  Star Banc Corp.                                                                                13,225
                400  Travelers, Inc.                                                                                15,000
                                                                                                            --------------
                                                                                                                   148,913

Medical Supplies and Devices (2.6%)
--------------------------------------------------------------------------------------------------------------------------
                600  Centocor, Inc. (NON)                                                                           23,775
                200  Medtronic, Inc.                                                                                11,575
                500  Omnicare, Inc.                                                                                 17,625
                500  Tyco International Ltd. (NON)                                                                  27,625
                                                                                                            --------------
                                                                                                                    80,600

Pharmaceuticals (10.0%)
--------------------------------------------------------------------------------------------------------------------------
                500  Bristol-Myers Squibb Co.                                                                       51,938
                500  Lilly (Eli) & Co.                                                                              39,156
                300  Merck & Co., Inc.                                                                              38,869
                700  Pfizer, Inc.                                                                                   74,156
                400  Schering-Plough Corp.                                                                          41,425
                900  Warner-Lambert Co.                                                                             67,950
                                                                                                            --------------
                                                                                                                   313,494

Retail (7.9%)
--------------------------------------------------------------------------------------------------------------------------
                500  Costco Cos. Inc. (NON)                                                                         23,688
                836  CVS Corp.                                                                                      36,627
                600  Dayton Hudson Corp.                                                                            21,450
                700  Home Depot, Inc. (The)                                                                         27,650
                600  Jones Apparel Group, Inc. (NON)                                                                13,763
                700  Office Depot, Inc. (NON)                                                                       15,706
                300  Rite Aid Corp.                                                                                 10,650
                500  Safeway, Inc. (NON)                                                                            23,188
              1,200  TJX Cos., Inc. (The)                                                                           21,375
                600  Wal-Mart Stores, Inc.                                                                          32,775
                500  Walgreen Co.                                                                                   22,031
                                                                                                            --------------
                                                                                                                   248,903

Telecommunications (2.5%)
--------------------------------------------------------------------------------------------------------------------------
                600  Ascend Communications, Inc. (NON)                                                              27,300
                400  Lucent Technologies, Inc.                                                                      27,669
                500  MCI WorldCom, Inc. (NON)                                                                       24,438
                                                                                                            --------------
                                                                                                                    79,407

Transportation (0.5%)
--------------------------------------------------------------------------------------------------------------------------
                850  Southwest Airlines Co.                                                                         17,000

Utilities (0.5%)
--------------------------------------------------------------------------------------------------------------------------
                200  Sprint Corp.                                                                                   14,400
                                                                                                            --------------
                     Total Common Stocks (cost $1,423,439)                                                  $    1,762,073

CORPORATE BONDS AND NOTES (15.4%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE

Aerospace and Defense (0.5%)
--------------------------------------------------------------------------------------------------------------------------
        $    15,000  Raytheon Co notes 6.45s, 2002                                                          $       15,603

Basic Industrial Products (0.2%)
--------------------------------------------------------------------------------------------------------------------------
              7,000  Ball Corp. 144A sr. notes 7 3/4s, 2006                                                          7,210

Broadcasting (0.4%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  News America Holdings, Inc. deb. 7 3/4s, 2045                                                   5,283
              5,000  News America Holdings, Inc. deb. 7.7s, 2025                                                     5,347
                                                                                                            --------------
                                                                                                                    10,630

Chemicals (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              3,000  Arco Chemical Co. deb. 9.8s, 2020                                                               2,990

Computer Services and Software (0.5%)
--------------------------------------------------------------------------------------------------------------------------
             15,000  Dell Computer Corp. deb. 7.1s, 2028                                                            15,629

Consumer Non Durables (0.2%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  Philip Morris Companies Inc. notes 6.8s, 2003                                                   5,282

Consumer Services (0.3%)
--------------------------------------------------------------------------------------------------------------------------
             10,000  TCI Communications, Inc. sr. notes 8.65s, 2004                                                 11,537

Energy-Related (0.4%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  CalEnergy, Inc. sr. notes 7.63s, 2007                                                           5,172
              3,000  Enron Corp. notes 6.95s, 2028                                                                   2,974
              5,000  KN Capital Trust III company guaranty 7.63s, 2028                                               5,041
                                                                                                            --------------
                                                                                                                    13,187

Entertainment (0.9%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  Time Warner Entertainment Co. notes 8 7/8s, 2012                                                6,233
             15,000  Time Warner Entertainment Co. sr. notes 8 3/8s, 2033                                           18,311
              4,000  Viacom, Inc. sr. notes 7 3/4s, 2005                                                             4,319
                                                                                                            --------------
                                                                                                                    28,863

Health Care (0.3%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  Manor Care, Inc. sr. notes 7 1/2s, 2006                                                         5,172
              5,000  Tenet Healthcare Corp. sr. notes 8s, 2005                                                       5,075
                                                                                                            --------------
                                                                                                                    10,247

Insurance and Finance (5.6%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  Advanta Corp. med. term notes Ser. B, 7s, 2001                                                  4,757
              5,000  AFC Capital Trust company guaranty Ser. B, 8.207s, 2027                                         5,661
             10,000  American General Institute 144A company guaranty
                       8 1/8s, 2046                                                                                 11,288
              5,000  Amvescap Corp. PLC sr. notes 6.6, 2005 (United Kingdom)                                         5,056
              5,000  Den Danske Bank sub. notes 6.55s, 2003 (Denmark)                                                5,357
              5,000  Executive Risk Capital Trust company guaranty
                       Ser. B, 8.675s, 2027                                                                          5,031
              3,000  First Citizens Bank Capital Trust I company guaranty
                       8.05s, 2028                                                                                   3,099
              5,000  First Financial Caribbean Corp. sr. notes 7.84s, 2006                                           5,361
              5,000  Firstar Capital Trust I company guaranty
                       Ser. B, 8.32s, 2026                                                                           5,594
             15,000  Ford Motor Credit Corp. sr. notes 6s, 2003                                                     15,449
              5,000  Hartford Life, Inc. deb. 7.65s, 2027                                                            5,420
              5,000  Lehman Bros Holdings, Inc. notes 6 1/4s, 2003                                                   4,704
              5,000  Markel Capital Trust I company guaranty
                       Ser. B, 8.71s, 2046                                                                           5,054
              5,000  Norwest Corp. med. term sr. notes
                       Ser. J, 6 3/4s, 2027                                                                          5,209
              3,000  Orion Capital Corp. company guaranty 7.701s, 2028                                               3,155
             15,000  Paine Webber Group, Inc. sr. med. term notes
                       6.52s, 2005                                                                                  15,188
              5,000  Peoples Bank-Bridgeport sub. notes 7.2s, 2006                                                   4,964
              5,000  Phoenix Home Life Mutual Insurance Co.
                       144A notes 6.95s, 2006                                                                        5,383
              5,000  Provident Companies, Inc. bonds 7.405s, 2038                                                    5,056
              5,000  Salomon, Inc. sr. notes 7.3s, 2002                                                              5,285
             10,000  Salomon, Inc. sr. notes 6 3/4s, 2003                                                           10,408
              5,000  Sampoerna International Finance Co. 144A
                       company guaranty 8 3/8s, 2006 (Indonesia)                                                     2,050
              5,000  Southern Investments Service Co. sr. notes
                       6.8s, 2006 (United Kingdom)                                                                   5,266
              5,000  Sparbanken Sverige AB (Swedbank) 144A sub.
                       7 1/2s, 2049 (Sweden)                                                                         5,038
              5,000  St. Paul Bancorp sr. notes 7 1/8s, 2004                                                         5,387
              5,000  Tig Capital Trust I 144A bonds 8.597s, 2027                                                     5,628
              5,000  Trenwick Capital Trust I company guaranty 8.82s, 2037                                           5,609
              5,000  Webster Capital Trust I 144A bonds 9.36s, 2027                                                  5,300
              5,000  Webster Financial Corp. sr. notes 8 3/4s, 2000                                                  5,188
                                                                                                            --------------
                                                                                                                   175,945

Metals and Mining (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              4,000  PT Alatief Freeport sr. notes 9 3/4s, 2001 (Netherlands)                                        2,866

Oil and Gas (0.8%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  Coastal Corp. bonds 6.95s, 2028                                                                 4,835
              3,000  Enron Corp. notes 6.4s, 2006                                                                    3,071
              3,000  Express Pipeline Ltd. 144A sub. notes Ser. B,
                       7.39s, 2019 (Canada)                                                                          2,934
              5,000  Gulf Canada Resources, Ltd. sr. notes
                       8.35s, 2006 (Canada)                                                                          5,228
             10,000  Transamerican Energy sr. disc. Ser. B notes stepped-coupon,
                       zero % (13s, 6/15/99), 2002 (STP)                                                             4,800
              5,000  Union Pacific Resources Group Inc. notes 6 1/2s, 2005                                           5,099
                                                                                                            --------------
                                                                                                                    25,967

Real Estate (0.6%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  Chelsea GCA Realty, Inc. notes 7 1/4s, 2007                                                     4,948
              5,000  Equity Residential Properties notes 6.63s, 2005 (R)                                             4,992
              5,000  First Industrial LP med. term notes 7s, 2006                                                    5,028
              5,000  Sun Communities, Inc. sr. notes 7 5/8s, 2003 (R)                                                5,398
                                                                                                            --------------
                                                                                                                    20,366

Retail (0.2%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  Federated Department Stores, Inc. sr. notes 8 1/2s, 2003                                        5,617

Specialty Consumer Products (0.3%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  Tyco International Ltd. company guaranty 6 3/8s, 2005                                           5,270
              5,000  Tyco International Ltd. company guaranty 6 1/4s, 2003                                           5,177
                                                                                                            --------------
                                                                                                                    10,447

Telecommunications (1.2%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  AirTouch Communications, Inc. notes 6.65s, 2008                                                 5,399
              5,000  AT&T Capital Corp. med. term notes 6.6s, 2005                                                   5,203
              5,000  Colt Telecommunications Group PLC sr. notes
                       8 7/8s, 2007 (United Kingdom)                                                                 3,146
              5,000  Colt Telecommunications Group PLC bonds
                       7 5/8s, 2008 (United Kingdom)                                                                 2,936
              5,000  LCI International, Inc. sr. notes 7 1/4s, 2007                                                  5,110
             15,000  MCI WorldCom, Inc. sr. notes 6.4s, 2005                                                        15,828
                                                                                                            --------------
                                                                                                                    37,622

Transportation (1.1%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  Burlington Northern Santa Fe bonds 6 7/8s, 2027                                                 5,218
              5,000  Burlington Northern Santa Fe notes 6 3/8s, 2005                                                 5,252
              5,000  Continental Airlines, Inc. pass-through certificates
                       Ser. 981C, 6.541s, 2008                                                                       5,329
             10,000  CSX Corp. deb. 7.95s, 2027                                                                     11,346
              5,000  Norfolk Southern Corp. bonds 7.05s, 2037                                                        5,512
                                                                                                            --------------
                                                                                                                    32,657

Utilities (1.7%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  Arizona Public Service Co. sr. notes 6 3/4s, 2006                                               5,299
              5,000  California Energy Corp. disc. notes 10 1/4s, 2004                                               5,274
              5,000  El Paso Electric Co. 1st mtge. Ser. B, 7 3/4s, 2001                                             5,249
              5,000  Israel Electric Corp., Ltd. 144A sr. notes
                       7 1/4s, 2006 (Israel)                                                                         5,105
              2,186  Midland Funding Corp. I deb. Ser. C-94, 10.33s, 2002                                            2,377
              3,733  Northeast Utilities System notes Ser. B, 8.38s, 2005                                            3,895
             10,000  Public Service of New Mexico Co. sr. notes
                       Ser. B, 7 1/2s, 2018                                                                          9,878
              5,000  Texas New Mexico Power Utilities 1st mtge.
                       9 1/4s, 2000                                                                                  5,351
              5,000  Texas Utilities Co. secd. lease fac. bonds 7.46s, 2015                                          5,448
              5,000  Texas Utilities Electric Capital Trust V company guaranty
                       8.175s, 2037                                                                                  5,152
                                                                                                            --------------
                                                                                                                    53,028
                                                                                                            --------------
                     Total Corporate Bonds and Notes (cost $475,995)                                         $     485,693

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (24.2%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE

U.S. Government Agency Mortgage Obligations (4.1%)
--------------------------------------------------------------------------------------------------------------------------
                     Federal National Mortgage Association
        $    25,000    7s, Dwarf, TBA, October 15, 2013                                                      $      25,664
             24,925    6 1/2s, July 1, 2028                                                                         25,345
             10,000    5.94s, December 12, 2005                                                                     10,636
             65,837  Government National Mortgage Association 7s,
                       with due dates from January 15, 2027 to
                       June 15, 2028                                                                                67,955
                                                                                                            --------------
                                                                                                                   129,600

U.S. Treasury Obligations (20.1%)
--------------------------------------------------------------------------------------------------------------------------
                     U.S. Treasury Bonds
             87,000    6 1/8s, November 15, 2027                                                                   100,294
             15,000    5 1/2s, August 15, 2028                                                                      16,214
             15,000    5 1/4s, August 15, 2003                                                                      15,670
                     U.S. Treasury Notes
             30,000    6 1/4s, June 30, 2002                                                                        31,927
              5,000    5 5/8s, December 31, 1999                                                                     5,065
             20,000    5 1/2s, January 31, 2003                                                                     20,897
             38,000    5 1/2s, March 31, 2003                                                                       39,853
              5,000    5 1/2s, February 29, 2000                                                                     5,070
             10,000    5 1/2s, March 31, 2000                                                                       10,148
             35,000    5 1/2s, May 31, 2000                                                                         35,590
            345,000    5 3/8s, February 15, 2001                                                                   352,818
                                                                                                            --------------
                                                                                                                   633,546
                                                                                                            --------------
                     Total U.S. Government and Agency Obligations
                       (cost $737,582)                                                                      $      763,146

COLLATERALIZED MORTGAGE OBLIGATIONS (2.1%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
        $     4,968  Chase Mortgage Finance Corp. Ser. 93-3,
                       Class B13, 7.461s, 2024                                                              $        4,354
             25,000  GMAC Commercial Mortgage Securities Inc.
                       Ser. 98-C2, Class A2, 6.42s, 2008                                                            26,175
              5,622  Housing Securities Inc. Ser. 93-F, Class F9M2, 7s, 2023                                         5,526
                     Prudential Home Mortgage Securities 144A
              4,850    Ser. 93-31, Class B2, 6s, 2000                                                                4,196
              2,660    Ser. 95-C, Class B1, 7.681s, 2001                                                             2,657
             22,748  Ryland Mortgage Securities Corp. Ser. 94-7C,
                       Class B1, 7.359s, 2025                                                                       23,459
                                                                                                            --------------
                     Total Collateralized Mortgage Obligations
                       (cost $61,268)                                                                       $       66,367

FOREIGN GOVERNMENT BONDS AND NOTES (0.7%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
      $      10,000  Germany (Federal Republic of) bonds
                       Ser. 98, 5 5/8s, 2028                                                                $        6,738
             15,000  Ontario (Province of) sr. unsub. 5 1/2s, 2008                                                  15,254
                                                                                                            --------------
                     Total Foreign Government Bonds and Notes
                       (cost $20,591)                                                                       $       21,992

SHORT-TERM INVESTMENTS (2.8%) (cost $89,013) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
      $     89,000  Interest in $750,000,000 joint tri-party repurchase agreement dated September 30, 1998 with
                       Goldman Sachs & Co. due October 1, 1998
                       with respect to various U.S. Treasury
                       obligations -- maturity value of $89,013
                       for an effective yield of 5.45%.                                                     $       89,013
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $2,807,888) (b)                                                $    3,188,284
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $3,147,441.

  (b) The aggregate identified cost on a tax basis is $2,809,496, resulting in gross unrealized appreciation and depreciation of $473,753 and $94,965, respectively, or net unrealized appreciation of $378,788.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

  (R) Real Estate Investment Trust.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      TBA after the name of a security represents to be announced securities (Note 1).

-------------------------------------------------------------------------------
Forward Currency Contracts to Sell at September 30, 1998
                              Market    Aggregate Face   Delivery   Unrealized
                               Value        Value          Date    Depreciation
-------------------------------------------------------------------------------
Deutschemarks                $51,668       $49,797       12/16/98    $(1,871)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Forward Currency Contracts to Buy at September 30, 1998
                              Market    Aggregate Face   Delivery   Unrealized
                               Value        Value          Date    Appreciation
-------------------------------------------------------------------------------
Deutschemarks                $40,023       $38,634       12/16/98     $1,389
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
September 30, 1998
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,807,888) (Note 1)                                                $3,188,284
-----------------------------------------------------------------------------------------------
Dividends and interest receivable                                                        15,933
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                       25
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                           43,876
-----------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                            1,389
-----------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                             39
-----------------------------------------------------------------------------------------------
Receivable from Manager (Note 2)                                                          6,032
-----------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                3,246
-----------------------------------------------------------------------------------------------
Total assets                                                                          3,258,824

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                         78,728
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  467
-----------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                            1,799
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                 10
-----------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                6,425
-----------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                               1,871
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   22,083
-----------------------------------------------------------------------------------------------
Total liabilities                                                                       111,383
-----------------------------------------------------------------------------------------------
Net assets                                                                           $3,147,441

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                      $2,376,242
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                             37,442
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                                  353,843
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                            379,914
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $3,147,441

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per share
($3,147,441 divided by 264,044 shares)                                                   $11.92
-----------------------------------------------------------------------------------------------
Offering price (100/94.25 of $11.92)*                                                    $12.65
-----------------------------------------------------------------------------------------------
 * On single retail sales of less than $50,000.  On sales of $50,000 or more and on group sales the offering price is reduced.

   The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended September 30, 1998
Investment income:
-----------------------------------------------------------------------------------------------
Interest                                                                               $ 60,676
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $232)                                                   13,277
-----------------------------------------------------------------------------------------------
Total investment income                                                                  73,953

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         19,827
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                            6,060
-----------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                        2,540
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             40
-----------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                            2,160
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                   6,819
-----------------------------------------------------------------------------------------------
Registration fees                                                                            91
-----------------------------------------------------------------------------------------------
Auditing                                                                                 13,743
-----------------------------------------------------------------------------------------------
Legal                                                                                     4,252
-----------------------------------------------------------------------------------------------
Postage                                                                                      24
-----------------------------------------------------------------------------------------------
Other                                                                                        21
-----------------------------------------------------------------------------------------------
Fees waived by Manager (Note 2)                                                         (32,066)
-----------------------------------------------------------------------------------------------
Total expenses                                                                           23,511
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                               (5,208)
-----------------------------------------------------------------------------------------------
Net expenses                                                                             18,303
-----------------------------------------------------------------------------------------------
Net investment income                                                                    55,650
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                        369,365
-----------------------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                                         63
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                              (7,630)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the year                                                        1,558
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and TBA sale
commitments during the year                                                             (79,750)
-----------------------------------------------------------------------------------------------
Net gain on investments                                                                 283,606
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $339,256
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                      Year ended September 30
                                                                                -------------------------------
                                                                                           1998            1997
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                                $   55,650      $   56,290
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                           361,798         232,611
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of
investments and assets and liabilities in foreign currencies                            (78,192)        258,882
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                    339,256         547,783
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
    From net investment income                                                          (59,126)        (55,800)
---------------------------------------------------------------------------------------------------------------
    From net realized gain on investments                                              (235,797)       (258,025)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                       334,405         289,201
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                            378,738         523,159

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                     2,768,703       2,245,544
---------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment
income of $37,442 and $45,223, respectively)                                         $3,147,441      $2,768,703
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)


------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                        Jan. 3, 1995+
operating performance                                                         Year ended September 30             to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $11.90           $11.03           $10.56            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                                              .22(c)           .25              .29              .23
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                   1.05             2.16             1.18             1.83
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 1.27             2.41             1.47             2.06
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.25)            (.27)            (.35)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                       (1.00)           (1.27)            (.65)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (1.25)           (1.54)           (1.00)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $11.92           $11.90           $11.03           $10.56
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                            12.18            24.58            15.01            24.24*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                      $3,147           $2,769           $2,246           $1,951
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(a)(c)                                           .77              .71              .73              .54*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(a)                                          1.82             2.29             2.72             2.44*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                              139.55           151.15           170.75            95.15*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation during the period (Note 2). As a result of such limitation, expenses of the fund for the periods ended September 30, 1998, 1997, 1996 and 1995 reflect a reduction of $0.13, $0.12, $0.15, and $0.23 per share, respectively.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements (Note 2).




Notes to financial statements
September 30, 1998

Note 1
Significant accounting policies

Putnam Balanced Fund (the "fund") is one of a series of Putnam Investment Funds (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek capital growth and current income.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Market quotations are not considered to be readily available for long term corporate bonds and notes; such investments are stated at fair market value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair market value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on stepped-coupon bonds are accreted according to the yield-to-maturity basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1.0% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

I) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

J) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended September 30, 1998, the fund had no borrowings against the line of credit.

K) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

L) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, foreign currency gains and losses, organization costs, foreign taxes, paydown gains and losses on mortgage-backed securities and market discount. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended September 30, 1998, the fund reclassified $4,305 to decrease undistributed net investment income and $2,326 to decrease paid-in-capital, with an increase to accumulated net realized gains of $6,631. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

M) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

N) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $6,425. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 039% of the next $5 billion, and 0.38% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 1998, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of .70% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended September 30, 1998, fund expenses were reduced by $5,208 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. Currently, no payments are being made on the plan.

For the year ended September 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received no net commissions from the sale of shares of the fund.

Note 3
Purchase and sales of securities

During the year ended September 30, 1998, purchases and sales of investment securities other than U.S. government obligations and short-term investments aggregated $2,665,489 and $2,884,719, respectively. Purchases and sales of U.S. government obligations aggregated $1,532,929 and $1,197,739, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Written option transactions during the year are summarized as follows:
                                           Contract          Premiums
                                            Amounts          Received
----------------------------------------------------------------------
Written options
outstanding at
beginning of year                                $-                 $-
----------------------------------------------------------------------
Options opened                                2,000                 63
----------------------------------------------------------------------
Options expired                              (2,000)               (63)
----------------------------------------------------------------------
Written options
outstanding at
end of year                                      $-                 $-
----------------------------------------------------------------------

Note 4
Capital shares

At September 30, 1998 there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                     Year ended
                                                 September 30, 1998
-----------------------------------------------------------------------
                                              Shares             Amount
-----------------------------------------------------------------------
Shares sold                                   4,039            $ 48,660
-----------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                28,249             294,923
-----------------------------------------------------------------------
                                             32,288             343,583

Shares
repurchased                                    (857)             (9,178)
-----------------------------------------------------------------------
Net increase                                 31,431            $334,405
-----------------------------------------------------------------------

                                                     Year ended
                                                 September 30, 1997
-----------------------------------------------------------------------
                                              Shares             Amount
-----------------------------------------------------------------------
Shares sold                                     122             $ 1,342
-----------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                31,412             312,859
-----------------------------------------------------------------------
                                             31,534             314,201

Shares
repurchased                                  (2,556)            (25,000)
-----------------------------------------------------------------------
Net increase                                 28,978            $289,201
-----------------------------------------------------------------------

Putnam Management owned 251,287 shares of the fund (95.2% of shares outstanding) valued at $2,995,341.



Federal tax information
(Unaudited)

The fund has designated 16.40% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $345,947 as capital gain, for its taxable year ended September 30, 1998.

The Form 1099 you receive in January 1999 will show the tax status of all distributions paid to your account in calendar 1998.




Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT
ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

David J. Santos
Vice President and Fund Manager

James M. Prusko
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam Balanced Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


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